Debt, Guarantees and Covenants (Details) - L3 Technologies [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Ownership percentage	100.00%
Minimum consolidated interest coverage ratio under revolving credit facility covenants	300.00%
Minimum consolidated senior leverage ratio under revolving credit facility covenants	375.00%
Maximum consolidated senior leverage ratio under revolving credit facility covenants	400.00%
Minimum aggregate amount of indebtedness, swap contracts or guarantees to trigger cross default provisions	$ 75
Maximum days to cure defaults triggering cross default provisions	10 days
Minimum aggregate amount of senior notes accelerated to trigger cross default provisions	$ 100